October 30, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert SAGE Fund SEC File Nos. 333-152031 and 811-22212

Ladies and Gentlemen:

Pursuant to Rule 472 under the Securities Act of 1933, as amended, and Rule 8b-15 under the Investment Company Act of 1940, as amended, attached is Pre-Effective Amendment No. 5 on Form N-1A to the Registration Statement of Calvert SAGE Fund, a new investment company (File Nos. 333-152031 and 811-22212). This Amendment is being filed to incorporate the comments of the Commission staff made on October 29, 2008 and to provide other updating information.

The purpose of this filing is to create a series, Calvert Large Cap Value Fund.

This filing includes three prospectuses for the Fund (one for retail share Classes A and C, one for institutional share Class I and one for financial intermediary share Class Y) and one joint SAI for all share classes of this Fund. Changes from Pre-Effective Amendment No. 4 for this Fund are marked in the prospectuses and SAI.

If you have questions or require further information, please contact me at 301-951-4890.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel

cc:     Valerie J. Lithotomos, SEC